Prospectus Supplement dated June 14, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for the Fund listed below:
Invesco Van Kampen Senior Loan Fund
The following information replaces in its entirety the information under the heading “Management of the Fund — Investment Adviser — Portfolio management”:
The following individuals are primarily responsible for the day-to-day management of the Fund.
•	Mr. Yarrow has been managing the Fund since March 2007 and has been associated with the Adviser or its affiliates since 2010. From 2005-2010 and prior to joining the Adviser, Mr. Yarrow was an Executive Director with Morgan Stanley. Previously, he was a credit analyst and a portfolio manager at Bank One/JP Morgan. He has more than 15 years of investment experience.

•	Mr. Fogarty has been managing the Fund since July 2008 and has been associated with the Adviser or its affiliates since 2010. From 2007 to 2010 and prior to joining the Adviser, Mr. Fogarty was employed by Van Kampen Asset Management in an investment management capacity and from 2003 to 2007 he was employed by JP Morgan and held a number of positions including Director in the financial institutions group, and, most recently as a Credit Executive in the commercial real estate group.
More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
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Statement of Additional Information Supplement dated June 14, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:
Invesco Van Kampen Senior Loan Fund
Effective June 14, 2010, Jeffrey Scott is no longer a portfolio manager for Invesco Van Kampen Senior Loan Fund and all references to Mr. Scott are deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE